497(e)
                                                                       333-05593

AXA Equitable Life Insurance Company
SUPPLEMENT DATED MARCH 1, 2010 TO THE JUNE 8, 2009 PROSPECTUS FOR ACCUMULATOR(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the June 8, 2009 prospectus and statement of additional information, as previously supplemented (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Prospectus.

Please note the following changes, which are applicable throughout the
Prospectus:

1. The following information replaces the charges for "Greater of" GMDB I, "Greater of" GMDB II, Guaranteed minimum income benefit I, Guaranteed minimum income benefit II, Guaranteed withdrawal benefit for life (conversion from GMIB I -- Asset Allocation) and Guaranteed withdrawal benefit for life (conversion from GMIB II -- Custom Selection) in "Fee table" and in "Charges and expenses".

      ------------------------------------------------------------------------------------------------------------------------------
      Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB I) (only available if you also elect Guaranteed minimum income benefit I -- Asset Allocation)
      ------------------------------------------------------------------------------------------------------------------------------
      Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)   1.05%
      ------------------------------------------------------------------------------------------------------------------------------
      Current Charge                                                                                                        0.90%
      ------------------------------------------------------------------------------------------------------------------------------
      Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB II) (only available if you also elect
      Guaranteed minimum income benefit II -- Custom Selection)
      ------------------------------------------------------------------------------------------------------------------------------
      Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)   1.25%
      ------------------------------------------------------------------------------------------------------------------------------
      Current Charge                                                                                                        1.10%
      ------------------------------------------------------------------------------------------------------------------------------
      Guaranteed minimum income benefit I -- Asset Allocation
      ------------------------------------------------------------------------------------------------------------------------------
      Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)   1.20%
      ------------------------------------------------------------------------------------------------------------------------------
      Current Charge                                                                                                        0.90%
      ------------------------------------------------------------------------------------------------------------------------------
      Guaranteed minimum income benefit II -- Custom Selection
      ------------------------------------------------------------------------------------------------------------------------------
      Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)   1.40%
      ------------------------------------------------------------------------------------------------------------------------------
      Current Charge                                                                                                        1.10%
      ------------------------------------------------------------------------------------------------------------------------------
      Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit I -- Asset
      Allocation)
      ------------------------------------------------------------------------------------------------------------------------------
      Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base
      ratchets after conversion, we reserve the right to increase your charge up to):                                       1.20%
      ------------------------------------------------------------------------------------------------------------------------------
      Current Charge:                                                                                                       0.90%
      ------------------------------------------------------------------------------------------------------------------------------
      Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit II -- Custom
      Selection)
      ------------------------------------------------------------------------------------------------------------------------------
      Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit base
      ratchets after conversion, we reserve the right to increase your charge up to):                                       1.40%
      ------------------------------------------------------------------------------------------------------------------------------
      Current Charge:                                                                                                       1.10%
      ------------------------------------------------------------------------------------------------------------------------------

2.    The changes described below are made under "Example" in "Fee table".

      2a. The following sentence is added as the last sentence in the second paragraph.

The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the Guaranteed minimum income benefit II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

      2b. The second sentence of the last paragraph is deleted in its entirety and replaced with the following:

Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts.


IM-10-10 (3/10)                                                    143843 (3/10)
9.0 Series NB                                                             x03035

      2c.    The following information replaces the example.


------------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the        If you annuitize at the end of the
                                           end of the applicable time period                applicable time period
------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                         1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity       $1,210     $2,165     $3,167      $5,641     N/A       $2,165     $3,167      $5,641
  Multimanager Core Bond               $1,206     $2,153     $3,147      $5,605     N/A       $2,153     $3,147      $5,605
  Multimanager International Equity    $1,240     $2,250     $3,304      $5,886     N/A       $2,250     $3,304      $5,886
  Multimanager Large Cap Core
    Equity                             $1,226     $2,211     $3,240      $5,773     N/A       $2,211     $3,240      $5,773
  Multimanager Large Cap Growth        $1,235     $2,238     $3,284      $5,851     N/A       $2,238     $3,284      $5,851
  Multimanager Large Cap Value         $1,228     $2,217     $3,250      $5,790     N/A       $2,217     $3,250      $5,790
  Multimanager Mid Cap Growth          $1,237     $2,241     $3,289      $5,860     N/A       $2,241     $3,289      $5,860
  Multimanager Mid Cap Value           $1,235     $2,238     $3,284      $5,851     N/A       $2,238     $3,284      $5,851
  Multimanager Small Cap Growth        $1,246     $2,268     $3,333      $5,937     N/A       $2,268     $3,333      $5,937
  Multimanager Small Cap Value         $1,241     $2,253     $3,308      $5,894     N/A       $2,253     $3,308      $5,894
  Multimanager Technology              $1,255     $2,296     $3,376      $6,014     N/A       $2,296     $3,376      $6,014
------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
  AXA Balanced Strategy                $1,233     $2,232     $3,274      $5,834     N/A       $2,232     $3,274      $5,834
  AXA Conservative Growth
    Strategy                           $1,231     $2,226     $3,265      $5,817     N/A       $2,226     $3,265      $5,817
  AXA Conservative Strategy            $1,227     $2,214     $3,245      $5,782     N/A       $2,214     $3,245      $5,782
  AXA Growth Strategy                  $1,237     $2,241     $3,289      $5,860     N/A       $2,241     $3,289      $5,860
  AXA Moderate Growth Strategy         $1,234     $2,235     $3,279      $5,843     N/A       $2,235     $3,279      $5,843
  EQ/AllianceBernstein
    International                      $1,226     $2,211     $3,240      $5,773     N/A       $2,211     $3,240      $5,773
  EQ/AllianceBernstein Small Cap
    Growth                             $1,225     $2,208     $3,235      $5,764     N/A       $2,208     $3,235      $5,764
  EQ/AXA Franklin Small Cap Value
    Core                               $1,229     $2,220     $3,255      $5,799     N/A       $2,220     $3,255      $5,799
  EQ/AXA Franklin Templeton
    Founding Strategy Core             $1,252     $2,287     $3,362      $5,989     N/A       $2,287     $3,362      $5,989
  EQ/AXA Templeton Growth Core         $1,228     $2,217     $3,250      $5,790     N/A       $2,217     $3,250      $5,790
  EQ/BlackRock Basic Value Equity      $1,203     $2,143     $3,132      $5,578     N/A       $2,143     $3,132      $5,578
  EQ/BlackRock International Value     $1,240     $2,250     $3,304      $5,886     N/A       $2,250     $3,304      $5,886
  EQ/Boston Advisors Equity Income     $1,228     $2,217     $3,250      $5,790     N/A       $2,217     $3,250      $5,790
  EQ/Calvert Socially Responsible      $1,225     $2,208     $3,235      $5,764     N/A       $2,208     $3,235      $5,764
  EQ/Capital Guardian Growth           $1,216     $2,180     $3,191      $5,685     N/A       $2,180     $3,191      $5,685
  EQ/Capital Guardian Research         $1,212     $2,171     $3,176      $5,658     N/A       $2,171     $3,176      $5,658
  EQ/Common Stock Index                $1,180     $2,076     $3,023      $5,379     N/A       $2,076     $3,023      $5,379
  EQ/Core Bond Index                   $1,180     $2,076     $3,023      $5,379     N/A       $2,076     $3,023      $5,379
  EQ/Davis New York Venture            $1,237     $2,241     $3,289      $5,860     N/A       $2,241     $3,289      $5,860
  EQ/Equity 500 Index                  $1,172     $2,054     $2,988      $5,314     N/A       $2,054     $2,988      $5,314
  EQ/Evergreen Omega                   $1,226     $2,211     $3,240      $5,773     N/A       $2,211     $3,240      $5,773
  EQ/Intermediate Government
    Bond Index                         $1,183     $2,085     $3,038      $5,406     N/A       $2,085     $3,038      $5,406
  EQ/International Core PLUS           $1,229     $2,220     $3,255      $5,799     N/A       $2,220     $3,255      $5,799
  EQ/International Growth              $1,249     $2,277     $3,347      $5,963     N/A       $2,277     $3,347      $5,963
  EQ/JPMorgan Value Opportunities      $1,211     $2,168     $3,171      $5,649     N/A       $2,168     $3,171      $5,649
  EQ/Large Cap Core PLUS               $1,216     $2,180     $3,191      $5,685     N/A       $2,180     $3,191      $5,685
  EQ/Large Cap Growth Index            $1,182     $2,082     $3,033      $5,397     N/A       $2,082     $3,033      $5,397
  EQ/Large Cap Growth PLUS             $1,209     $2,162     $3,162      $5,632     N/A       $2,162     $3,162      $5,632
  EQ/Large Cap Value Index             $1,186     $2,094     $3,053      $5,433     N/A       $2,094     $3,053      $5,433
  EQ/Large Cap Value PLUS              $1,197     $2,125     $3,102      $5,524     N/A       $2,125     $3,102      $5,524
  EQ/Lord Abbett Growth and
    Income                             $1,221     $2,195     $3,216      $5,729     N/A       $2,195     $3,216      $5,729
  EQ/Lord Abbett Large Cap Core        $1,223     $2,201     $3,225      $5,747     N/A       $2,201     $3,225      $5,747
  EQ/Mid Cap Index                     $1,181     $2,079     $3,028      $5,388     N/A       $2,079     $3,028      $5,388
  EQ/Mid Cap Value PLUS                $1,216     $2,180     $3,191      $5,685     N/A       $2,180     $3,191      $5,685
  EQ/Money Market                      $1,181     $2,079     $3,028      $5,388     N/A       $2,079     $3,028      $5,388
  EQ/Oppenheimer Global                $1,275     $2,353     $3,468      $6,174     N/A       $2,353     $3,468      $6,174
  EQ/Quality Bond PLUS                 $1,193     $2,116     $3,087      $5,497     N/A       $2,116     $3,087      $5,497
  EQ/Small Company Index               $1,179     $2,073     $3,018      $5,369     N/A       $2,073     $3,018      $5,369
------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------
                                       If you do not surrender your contract at
                                        the end of the applicable time period
---------------------------------------------------------------------------------
 Portfolio Name                         1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------
  Multimanager Aggressive Equity         $510     $1,565     $2,667     $5,641
  Multimanager Core Bond                 $506     $1,553     $2,647     $5,605
  Multimanager International Equity      $540     $1,650     $2,804     $5,886
  Multimanager Large Cap Core
    Equity                               $526     $1,611     $2,740     $5,773
  Multimanager Large Cap Growth          $535     $1,638     $2,784     $5,851
  Multimanager Large Cap Value           $528     $1,617     $2,750     $5,790
  Multimanager Mid Cap Growth            $537     $1,641     $2,789     $5,860
  Multimanager Mid Cap Value             $535     $1,638     $2,784     $5,851
  Multimanager Small Cap Growth          $546     $1,668     $2,833     $5,937
  Multimanager Small Cap Value           $541     $1,653     $2,808     $5,894
  Multimanager Technology                $555     $1,696     $2,876     $6,014
---------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
---------------------------------------------------------------------------------
  AXA Balanced Strategy                  $533     $1,632     $2,774     $5,834
  AXA Conservative Growth
    Strategy                             $531     $1,626     $2,765     $5,817
  AXA Conservative Strategy              $527     $1,614     $2,745     $5,782
  AXA Growth Strategy                    $537     $1,641     $2,789     $5,860
  AXA Moderate Growth Strategy           $534     $1,635     $2,779     $5,843
  EQ/AllianceBernstein
    International                        $526     $1,611     $2,740     $5,773
  EQ/AllianceBernstein Small Cap
    Growth                               $525     $1,608     $2,735     $5,764
  EQ/AXA Franklin Small Cap Value
    Core                                 $529     $1,620     $2,755     $5,799
  EQ/AXA Franklin Templeton
    Founding Strategy Core               $552     $1,687     $2,862     $5,989
  EQ/AXA Templeton Growth Core           $528     $1,617     $2,750     $5,790
  EQ/BlackRock Basic Value Equity        $503     $1,543     $2,632     $5,578
  EQ/BlackRock International Value       $540     $1,650     $2,804     $5,886
  EQ/Boston Advisors Equity Income       $528     $1,617     $2,750     $5,790
  EQ/Calvert Socially Responsible        $525     $1,608     $2,735     $5,764
  EQ/Capital Guardian Growth             $516     $1,580     $2,691     $5,685
  EQ/Capital Guardian Research           $512     $1,571     $2,676     $5,658
  EQ/Common Stock Index                  $480     $1,476     $2,523     $5,379
  EQ/Core Bond Index                     $480     $1,476     $2,523     $5,379
  EQ/Davis New York Venture              $537     $1,641     $2,789     $5,860
  EQ/Equity 500 Index                    $472     $1,454     $2,488     $5,314
  EQ/Evergreen Omega                     $526     $1,611     $2,740     $5,773
  EQ/Intermediate Government
    Bond Index                           $483     $1,485     $2,538     $5,406
  EQ/International Core PLUS             $529     $1,620     $2,755     $5,799
  EQ/International Growth                $549     $1,677     $2,847     $5,963
  EQ/JPMorgan Value Opportunities        $511     $1,568     $2,671     $5,649
  EQ/Large Cap Core PLUS                 $516     $1,580     $2,691     $5,685
  EQ/Large Cap Growth Index              $482     $1,482     $2,533     $5,397
  EQ/Large Cap Growth PLUS               $509     $1,562     $2,662     $5,632
  EQ/Large Cap Value Index               $486     $1,494     $2,553     $5,433
  EQ/Large Cap Value PLUS                $497     $1,525     $2,602     $5,524
  EQ/Lord Abbett Growth and
    Income                               $521     $1,595     $2,716     $5,729
  EQ/Lord Abbett Large Cap Core          $523     $1,601     $2,725     $5,747
  EQ/Mid Cap Index                       $481     $1,479     $2,528     $5,388
  EQ/Mid Cap Value PLUS                  $516     $1,580     $2,691     $5,685
  EQ/Money Market                        $481     $1,479     $2,528     $5,388
  EQ/Oppenheimer Global                  $575     $1,753     $2,968     $6,174
  EQ/Quality Bond PLUS                   $493     $1,516     $2,587     $5,497
  EQ/Small Company Index                 $479     $1,473     $2,518     $5,369
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract at the        If you annuitize at the end of the
                                       end of the applicable time period                applicable time period
--------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                     1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock    $1,232     $2,229     $3,269      $5,825     N/A       $2,229     $3,269      $5,825
  EQ/UBS Growth and Income         $1,230     $2,223     $3,260      $5,808     N/A       $2,223     $3,260      $5,808
  EQ/Van Kampen Comstock           $1,218     $2,186     $3,201      $5,703     N/A       $2,186     $3,201      $5,703
  EQ/Van Kampen Mid Cap Growth     $1,223     $2,201     $3,225      $5,747     N/A       $2,201     $3,225      $5,747
--------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------
                                   If you do not surrender your contract at
                                    the end of the applicable time period
-----------------------------------------------------------------------------
 Portfolio Name                     1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-----------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock      $532     $1,629     $2,769     $5,825
  EQ/UBS Growth and Income           $530     $1,623     $2,760     $5,808
  EQ/Van Kampen Comstock             $518     $1,586     $2,701     $5,703
  EQ/Van Kampen Mid Cap Growth       $523     $1,601     $2,725     $5,747
-----------------------------------------------------------------------------

3. The third paragraph under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" is deleted in its entirety and replaced with the following:

If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit's 5% Roll-Up to age 80 benefit base on a pro-rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the GMIB effective date. Beginning on the first day of the 2nd contract year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 5% Roll-Up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

4. The first paragraph under "Certain withdrawals" under "Charges that AXA Equitable deducts" in "Accessing your money" is deleted in its entirety and replaced with the following:

If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-Up to age 80 or the Annual Ratchet to age 80 enhanced death benefit ("Greater of" GMDB I or "Greater of" GMDB II), beginning on the first day of the 2nd contract year (after GMIB is added) the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-Up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount.

5. The information under "Appendix III: Hypothetical illustrations" is deleted in its entirety and replaced with the following:

  Variable deferred annuity
  Accumulator(R) Core(SM)
  $100,000 Single contribution and no withdrawals
  Male, issue age 60
  Benefits:
      Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 Guaranteed minimum death benefit
      Earnings enhancement benefit
      Guaranteed minimum income benefit, including conversion to the Guaranteed withdrawal benefit for life at age 80

                                                           Greater of 5%
                                                         Roll-Up to age 80                               Lifetime Annual
                                                           or the Annual                                Guaranteed Minimum
                                                         Ratchet to age 80                                Income Benefit
                                                            Guaranteed      Total Death Benefit ----------------------------------
                                                           Minimum Death     with the Earnings     Guaranteed       Hypothetical
                    Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
        Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
  Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
------ --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
  60        1     100,000   100,000   93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
  61        2      94,960   100,939   87,960    93,939   105,000  105,000    107,000  107,000     N/A      N/A      N/A      N/A
  62        3      89,943   101,794   83,943    95,794   110,250  110,250    114,350  114,350     N/A      N/A      N/A      N/A
  63        4      84,941   102,554   78,941    96,554   115,763  115,763    122,068  122,068     N/A      N/A      N/A      N/A
  64        5      79,948   103,212   74,948    98,212   121,551  121,551    130,171  130,171     N/A      N/A      N/A      N/A
  65        6      74,958   103,758   71,958   100,758   127,628  127,628    138,679  138,679     N/A      N/A      N/A      N/A
  66        7      69,963   104,181   68,963   103,181   134,010  134,010    147,613  147,613     N/A      N/A      N/A      N/A
  67        8      64,958   104,471   64,958   104,471   140,710  140,710    156,994  156,994     N/A      N/A      N/A      N/A
  68        9      59,934   104,615   59,934   104,615   147,746  147,746    166,844  166,844     N/A      N/A      N/A      N/A
  69       10      54,885   104,601   54,885   104,601   155,133  155,133    177,186  177,186     N/A      N/A      N/A      N/A
  74       15      28,877   101,671   28,877   101,671   197,993  197,993    237,190  237,190   10,791   10,791   10,791   10,791
  79       20       1,009    92,412    1,009    92,412   252,695  252,695    313,773  313,773   15,667   15,667   15,667   15,667
  80       21           0    89,578        0    89,578         0  265,330          0  331,462   16,875   16,875   16,875   16,875

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80


                                                   Greater of 5%
                                                Roll-Up to age 80
                                              or the Annual Ratchet   Total Death Benefit
                                               to age 80 Guaranteed    with the Earnings                         Guaranteed Annual
                 Account Value  Cash Value    Minimum Death Benefit   enhancement benefit   GWBL Benefit Base    Withdrawal Amount
        Contract ------------- -------------  ---------- ----------  ---------------------  ------------------  -------- ----------
  Age     Year    0%     6%     0%     6%         0%         6%         0%       6%           0%         6%        0%        6%
------ --------- ---- -------- ---- --------  ---------- ----------  ------ --------------  ------- ----------  -------- ----------
  80      21      0   89,578    0   89,578        0        265,330      0      331,462        0      265,330       0      13,266
  84      25      0   77,139    0   77,139        0        265,330      0      331,462        0      265,330       0      13,266
  89      30      0   59,210    0   59,210        0        265,330      0      331,462        0      265,330       0      13,266
  94      35      0   38,154    0   38,154        0        265,330      0      331,462        0      265,330       0      13,266
  95      36      0   33,511    0   33,511        0        265,330      0      331,462        0      265,330       0      13,266

      The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

6. The changes described below are made to the state variation descriptions for New York and Washington under "See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money"" in "Appendix VI: State contract availability and/or variations of certain features and benefits".

      6a. The first and second paragraphs in New York and the first paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' benefit bases on a pro-rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

      6b. The fourth and fifth paragraphs in New York and the third paragraph and the first sentence of the fourth paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro-rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-Up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 80 benefit base.

 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                     Life Insurance Company (AXA Equitable).
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                   Avenue of the Americas, New York, NY 10104.

    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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